QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22340
Investment Company Act file number

 DBlaine Investment Trust
(Exact name of registrant as specified in charter)

806 Harvest Trail, Buffalo, MN 55313
 (Address of principal executive offices) (Zip code)

 David B. Welliver
806 Harvest Trail
Buffalo, MN 55313
(Name and address of agent for service)

 888-202-1338
Registrant's telephone number, including area code:

   Date of fiscal year end:   August 31st

     Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

DBLAINE FUND SCHEDULE OF INVESTMENTS November 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCKS	85.21%

	CONSUMER DISCRETIONARY	11.94%
329	Coach, Inc.		18,602
154	Directv "A"		6,395
73	McDonalds		5,716
292	The McGraw-Hill Companies, Inc.		10,071
			40,784

	CONSUMER STAPLE	10.31%
584	Altria Group, Inc.		14,016
176	Diageo PLC		12,611
139	Kimberly Clark		8,603
			35,230

	ENERGY	10.71%
50	CNOOC Limited		10,765
380	Noble Corp.		12,889
213	Royal Dutch Shell PLC		12,923
			36,577

	FINANCIAL	10.04%
267	Aflac, Inc.		13,751
176	Bank of Nova Scotia		9,143
100	Franklin Resources		11,409
			34,303

	HEALTH CARE	1.28%
130	Eli Lilly & Co		4,376

	INDUSTRIALS	4.57%
90	Caterpillar Inc.		7,614
36	3M Co.		3,023
250	TriMas Corp.		4,988
			15,625

	INFORMATION TECH	24.95%
37	Apple Inc.		11,513
182	Cognizant Technology Solutions Corp.		11,826
21	Google		11,670
115	International Business Machiens Corp.		16,268
1,404	Motorola		10,755
354	Oracle		9,572
428	Texas Instruments Inc.		13,610
			85,214

	MATERIALS
779	Companhia Siderurgica Nacional S.A.	11.41%	12,191
133	Freeport McMoran		13,476
317	Southern Copper Corp		13,292
			38,959

	TOTAL COMMON STOCKS	85.21%	291,068

	CASH & CASH EQUIVALENTS	14.79%
	Fidelity Institutional Money Market Fund		50,506

	TOTAL INVESTMENTS	100.00%	$ 341,574

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Level 1	Level 2		Level 3

	Quoted Prices	Other Significant Observable		Significant Unobservable	Total
		Inputs		Inputs
Common Stocks	$ 291,068	$ -		$ -	$ 291,068

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DBlaine  Investment Trust
(Registrant)

By:  /s/ David B. Welliver
         David B. Welliver
         Principal Executive Officer

Date: January 27,2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David B. Welliver
         David B. Welliver
        Principal Executive Officer

Date: January 27, 2011

By:  /s/ David B. Welliver
         David B. Welliver
        Principal Financial Officer

Date: January 27, 2011